Information on staff and remuneration - Remuneration to the Executive Management (Details) kr in Thousands	12 Months Ended
	Dec. 31, 2018 DKK (kr) director	Dec. 31, 2017 DKK (kr) director	Dec. 31, 2016 DKK (kr)
Disclosure of transactions between related parties
Base salary	kr 13,499	kr 10,827	kr 12,665
Bonus	6,197	5,268	2,042
Pension contribution	1,285	1,084	1,267
Other benefits	1,628	890	1,823
Severance payment	0	0	1,782
Warrant compensation expenses	8,023	11,226	12,875
Total	30,632	29,295	32,454
Executive Management
Disclosure of transactions between related parties
Base salary	6,810	6,411	6,243
Bonus	3,544	3,481	1,209
Pension contribution	681	642	625
Other benefits	593	502	499
Severance payment	0	0	0
Warrant compensation expenses	2,219	6,447	5,553
Total	13,847	17,483	14,129
Britt Meelby Jensen
Disclosure of transactions between related parties
Base salary	4,189	3,915	3,795
Bonus	2,513	2,482	683
Pension contribution	419	392	380
Other benefits	320	231	231
Severance payment	0	0	0
Warrant compensation expenses	0	4,058	4,442
Total	7,441	11,078	9,531
Mats Blom
Disclosure of transactions between related parties
Base salary	2,621	2,496	2,448
Bonus	1,031	999	526
Pension contribution	262	250	245
Other benefits	273	271	268
Severance payment	0	0	0
Warrant compensation expenses	2,219	2,389	1,111
Total	6,406	6,405	4,598
Other Corporate Management
Disclosure of transactions between related parties
Base salary	6,689	4,416	6,422
Bonus	2,653	1,787	833
Pension contribution	604	442	642
Other benefits	1,035	388	1,324
Severance payment	0	0	1,782
Warrant compensation expenses	5,804	4,779	7,322
Total	kr 16,785	kr 11,812	kr 18,325
Number of other corporate management | director	2	4
Number of other corporate management resigned | director		2